BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended
	Jan. 23, 2012 Purchase Agreement [Member]	Jul. 27, 2011 Purchase Agreement [Member]	Dec. 22, 2011 Amended Purchase Agreement [Member]
Common shares sold by founder		3,000,000	2,700,000
Common shares to be returned		3,000,000
Shares issued for stock exchange	11,446,931
Adjustment to number of shares to be returned			300,000
Notes payable assumed	$ 175,000
Warrants issued	6,700,000
Number of returned shares that have been cancelled	2,700,000